SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Redeemable Noncontrolling Interest [Table Text Block]
The following table provides a reconciliation of the redeemable non-controlling interests:

January 1, 2015	$10,313
Net income attributable to redeemable non-controlling interests	255
Cancelation of redeemable non-controlling interests’ put option	(389)
Dividend paid to redeemable non-controlling interest	(322)
Foreign currency translation adjustments	(20)
Change due to loss of control in subsidiary	(242)
Increase in redeemable non-controlling interests as part of acquisitions	434

December 31, 2015	$10,029

Property Plant and Equipment Depreciation Rate [Table Text Block]
Property, plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers and peripheral equipment	7-33 (mainly 33%)
Office furniture and equipment	6-20
Motor vehicles	15
Buildings	2-4
Leasehold improvements	Over the shorter of the lease term (including option terms that are deemed to be reasonably assured) or useful economic life

Schedule Of Other Intangible Assets [Table Text Block]	The useful life of intangible assets is as follows:
Years

Customer relationship and acquired technology	3-15
Capitalized courses development costs	3
Brand names	5
Other intangibles	2-10
Patent	10

Magic [Member]
Share Based Compensation Stock Options Activity Binomial Model [Table Text Block]
Magic (the Binomial model):
	Year ended December 31,
	2013	2014

Contractual term of up to	10 years	10 years
Expected volatility	32%-59%	32% - 59%
Dividend yield	0%	0%
Risk-free interest rate(1)	0.1%-2.6%	0.1%-2.6%

Suboptimal exercise multiple(2) (employees)	2	-
Suboptimal exercise multiple(2) (executives)	2	2

1)	The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term to the contractual term of the options.

2)
The suboptimal exercise factor is the ratio by which the stock price must increase over the exercise price before employees are expected to exercise their stock options. This factor is estimated based on employees' historical option exercise behavior.

Sapiens [Member]
Share Based Compensation Stock Options Activity Binomial Model [Table Text Block]
Sapiens (the Binomial model):

	Year ended December 31,
	2013	2014	2015

Contractual life	6 years	6 years	6 years
Expected exercise factor (weighted average)	1.5-2	1.5-2	1.5
Dividend yield	0%	0%	0%
Expected volatility (weighted average)	54.3%	48.9%	43.0%-44.1%
Risk-free interest rate	1.0%-2.1%	1.8-1.9%	1.6%-1.8%

Matrix [Member]
Share Based Compensation Stock Options Activity Binomial Model [Table Text Block]
Matrix (the Binomial model):
There were no grants by Matrix during 2013 and 2014. During 2015, Matrix granted 2,150,000 options. The fair value of those options was estimated by using the following assumptions under the Binomial model:

2015

Contractual term of up to	5 years
Dividend yield	0%
Expected volatility	19% - 22%
Risk-free interest rate(1)	0.08% - 1.31%
Expected exercise factor (2)	1.3

1)	The risk-free interest rate is based on the yield from Nominal Israeli Government bonds (“Shachar”) with an equivalent term to the contractual term of the options.

2)
The Expected exercise factor is the ratio by which the stock price must increase over the exercise price before employees are expected to exercise their stock options. This factor is estimated based on employees' historical option exercise behavior.